Earnings Per Share - Computation of Earnings Per Share (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Excluded Common Shares issuable under Company's Incentive Stock Option Plan	0.1	2.3	2.1